Fair value measurements - Changes in fair value of Level 3 measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Changes in fair value measurement, assets [abstract]
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	$ 0	$ 0
Transfers into Level 3 of fair value hierarchy, assets	$ 0	$ 0
Percentage increase in unobservable input (percent)	5.00%	5.00%
Percentage decrease in unobservable input (percent)	5.00%	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, recognised in profit or loss	$ 200	$ 200
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, recognised in profit or loss	200	200
Compensation payable and other accrued liabilities, related to cash-settled	158,534	65,150
Liabilities Related To Cash-Settled Restricted Stock Units
Changes in fair value measurement, assets [abstract]
Compensation payable and other accrued liabilities, related to cash-settled	76,200	0
Recurring fair value measurements | Current investments | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	6	2
Purchases and reclassifications	0	23
Sales	0	0
Net unrealized gains (losses) included in net income	(6)	(19)
Financial assets at end of period	0	6
Recurring fair value measurements | Share purchase warrants | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	6	2
Purchases and reclassifications	0	23
Sales	0	0
Net unrealized gains (losses) included in net income	(6)	(19)
Financial assets at end of period	0	6
Recurring fair value measurements | Total Other assets | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	4,371	4,890
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(60)	(519)
Financial assets at end of period	4,311	4,371
Recurring fair value measurements | Private holdings | Level 3
Changes in fair value measurement, assets [abstract]
Financial assets at beginning of period	4,371	4,890
Purchases and reclassifications	0	0
Sales	0	0
Net unrealized gains (losses) included in net income	(60)	(519)
Financial assets at end of period	$ 4,311	$ 4,371